Costs according to Type of Cost (Tables)	12 Months Ended
Dec. 31, 2021
Costs according to Type of Cost
Schedule of operating expenses

	Year Ended December 31,
	2021	2020	2019
Other external expenses	549,079	311,329	176,729
Personnel costs	164,206	68,943	34,157
Depreciation on equipment’s and right-of-use assets	34,433	2,823	1,822
Other operating expenses	6,344	—	4,525
Total	754,062	383,095	217,233